Provisions for retirement benefit obligations (Tables)	12 Months Ended
Dec. 31, 2023
Provisions for retirement benefit obligations
Schedule of assumptions used to measure retirement benefit obligations

	As of December 31,
Parameters	2021		2022		2023
Retirement age	65	years	65	years	65	years
Payroll taxes	41.41%		41.41%		41.41%
Salary growth rate	2.00%		2.00%		2.00%
Discount rate	1.00%		3.70%		3.20%
Mortality table	TGH/TGF 05		TGH/TGF 05		TGH/TGF 05

Schedule of provision recorded in respect of defined benefit schemes at the end of each reporting period

	As of December 31,
(in thousands of euros)	2021	2022	2023
Retirement benefit obligations	1,429	1,234	1,559
Total obligation	1,429	1,234	1,559

Schedule of change in the provision recorded in respect of defined benefit schemes

	As of December 31,
(in thousands of euros)	2021	2022	2023
Provision at beginning of period	(1,385)	(1,429)	(1,234)
Other changes	75	—	—
Expense for the period	(200)	(230)	(228)
Actuarial gains or losses recognized in other comprehensive income	82	425	(97)
Provision at end of period	(1,429)	(1,234)	(1,559)

Schedule of expense recognized in the statement of income (loss)

	As of December 31,
(in thousands of euros)	2021	2022	2023
Service cost for the period	(224)	(237)	(183)
Interest cost for the period	(5)	(14)	(46)
Benefits for the period	29	21	—
Total	(200)	(230)	(228)

Schedule of actuarial gains and losses recognized in comprehensive income

	As of December 31,
(in thousands of euros)	2021	2022	2023
Demographic changes	(27)	42	(30)
Changes in actuarial assumptions	109	383	(67)
Total	82	425	(97)

Schedule of sensitivity analysis

31/12/2023	In thousands of euros
Benefit obligation at 31/12/2023 at 2.95%	1,595
Benefit obligation at 31/12/2023 at 3.20%	1,559
Benefit obligation at 31/12/2023 at 3.45%	1,525

31/12/2022	In thousands of euros
Benefit obligation at 31/12/2022 at 3.45%	1,263
Benefit obligation at 31/12/2022 at 3.70%	1,234
Benefit obligation au 31/12/2022 at 3.95%	1,205

31/12/2021	In thousands of euros
Benefit obligation au 31/12/2021 at 0.75%	1,471
Benefit obligation au 31/12/2021 at 1.00%	1,429
Benefit obligation at 31/12/2021 at 1.25%	1,389